Registration filing date: March 16, 2023

Registration No. 333-156018

811-08904

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 35	☒

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 242	☒

NYLIAC VARIABLE ANNUITY SEPARATE

ACCOUNT-III

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Haroula Ballas, Esq.

New York Life Insurance and Annuity Corporation

44 S. Broadway

White Plains, NY 10601

(Name and Address of Agent for Service)

Copy to:

Dodie C. Kent	Charles A. Whites, Jr., Esq.
Eversheds Sutherland LLP	Vice President and Associate General Counsel
The Grace Building, 40th Floor	New York Life Insurance Company
1114 Avenue of the Americas	51 Madison Avenue
New York, NY 10036-7703	New York, NY 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ On April 14, 2023 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under a variable annuity contract.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 34 to the Registration Statement, filed on February 1, 2023. The new effectiveness date is April 14, 2023. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on March 16, 2023.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – III (Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Craig L. DeSanto*	Chairman of the Board, Chief Executive Officer, President & Director (Principal Executive Officer)
Elizabeth K. Brill*	Director
Alexander I. M. Cook*	Director
Eric M. Feldstein*	Director & Chief Financial Officer (Principal Financial Officer)
Robert M. Gardner*	Director & Controller (Principal Accounting Officer)
Francis M. Harte*	Director
Thomas A. Hendry*	Director
Jodi L. Kravitz*	Director
Mark J. Madgett*	Director
Anthony R. Malloy*	Director
Amy Miller*	Director
Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams Attorney-in-Fact March 16, 2023

*	Pursuant to Powers of Attorney filed on 4/7/2022.